Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

At 31 March	2020	2019	2018
	£m	£m	£m
Current
Trade receivables	1,375	1,732	1,741
Prepayments[a]	607	698	1,103
Accrued income	57	34	777
Deferred contract costs	422	417	—
Other receivables	243	341	393
	2,704	3,222	4,014

At 31 March	2020	2019	2018
	£m	£m	£m

Non-current
Other assets[b]	222	173	317
Deferred contract costs	259	272	—
	481	445	317

[a]	2017/18 includes £325m in respect of the acquisition of Spectrum.

[b]
Other assets comprise prepayments and leasing debtors. Included in prior year comparatives are costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts (2018/19: £nil, 2017/18: £145m), which are presented within deferred contract costs following adoption of IFRS 15.

Summary of Trade Receivables After Deducting Allowances for Doubtful Debts
Trade receivables are stated after deducting allowances for doubtful debts, as follows:

	2020	2019	2018
	£m	£m	£m
At 1 April	299	375	303
Expense	213	95	129
Utilised	(189)	(165)	(61)
Exchange differences	6	(6)	4
At 31 March	329	299	375

Summary of Trade Receivables Past Due and Not Specifically Impaired
Trade receivables are due as follows:

			Past due and not specifically impaired
	Not past due	Trade receivables specifically impaired net of provision	Between 0 and 3 months	Between 3 and 6 months	Between 6 and 12 months	Over 12 months	Total
At 31 March	£m	£m	£m	£m	£m	£m	£m
2020	903	25	308	45	49	45	1,375
2019	1,229	34	371	42	40	16	1,732
2018	1,251	61	293	44	25	67	1,741

Schedule of Trade Receivables Not Past Due and Accrued Income
Trade receivables not past due and accrued income are analysed below by customer-facing unit.

	Trade receivables not past due			Accrued income
At 31 March	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Consumer	353	457	—	1	32	—
Enterprise	139	274	—	3	2	—
Global	409	498	477	—	—	222
Openreach	—	—	61	51	—	67
BT Consumer	—	—	157	—	—	86
EE	—	—	206	—	—	122
Business and Public Sector	—	—	253	—	—	134
Wholesale and Ventures	—	—	92	—	—	145
Other	2	—	5	2	—	1
Total	903	1,229	1,251	57	34	777

Summary of the Movement on Deferred Costs
The following table shows the movement on deferred costs:

	Deferred connection costs £m	Deferred contract acquisition costs - commissions £m	Deferred contract acquisition costs - dealer incentives £m	Transition and transformation £m	Total £m
At 1 April 2019	31	86	432	140	689
Additions	10	86	451	21	568
Amortisation	(9)	(75)	(426)	(27)	(537)
Impairment	(1)	(4)	(7)	(21)	(33)
Other	1	1	(1)	(7)	(6)
At 31 March 2020	32	94	449	106	681